Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document information [line items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Loma Negra Compania Industrial Argentina Sociedad Anonima
Entity Central Index Key	0001711375
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	585,400,970
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Entity Address, Country	AR
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Firm ID	1449
Auditor Location	City of Buenos Aires, Argentina
Entity File Number	001-38262
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Postal Zip Code	C1107CPG
Document Registration Statement	false
Business Contact [Member]
Document information [line items]
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Postal Zip Code	C1107CPG
Local Phone Number	4319-3048
Contact Personnel Name	Marcos Isabelino Gradin
Contact Personnel Email Address	mgradin@lomanegra.com
City Area Code	54-11
Entity Address, State or Province	AR
Ordinary shares [member]
Document information [line items]
Trading Symbol	LOMA
Title of 12(b) Security	Ordinary Shares of Loma Negra C.I.A.S.A.
Security Exchange Name	NYSE
American Depositary Shares [member]
Document information [line items]
Trading Symbol	LOMA
Title of 12(b) Security	American Depositary Shares, each representing 5 Ordinary Shares of Loma Negra C.I.A.S.A.
Security Exchange Name	NYSE